Deferred Offering Costs	12 Months Ended
Mar. 31, 2025
Deferred Offering Costs [Abstract]
DEFERRED OFFERING COSTS
7	DEFERRED OFFERING COSTS

	As of 31 March 2024	As of 31 March 2025
	USD’000	USD’000
Deferred offering costs	837	-

Deferred offering cost means any fees, commissions, costs, expenses, concessions and other amounts payable to any party, including, without limitation, brokers, underwriters, advisors (accounting, financial, legal and otherwise) and any consultants, in connection with the Company’s initial public offering of Class A Ordinary   Shares (“Offering Shares”). Upon completion of the IPO, these deferred offering costs shall be reclassified from non-current assets to stockholders’ equity and recorded against the net proceeds from the offering.